Income tax and contribution - Schedule of tax losses available to offset of future taxable profits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Combined tax rate	30.00%
Unused tax losses for which no deferred tax asset recognised	R$ 21,160,095	R$ 18,325,916	R$ 12,863,038
Income tax loss carryforwards	5,290,024	4,581,479	3,215,760
Deferred social contribution asset	R$ 1,904,409	R$ 1,649,332	R$ 1,157,673